Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Restricted cash		$ 1,350	$ 1,800
Cash and cash equivalents		21,243	34,539	$ 7,563
Restricted cash, current portion				376
Restricted cash, net of current portion		1,350	1,800	2,250
Total cash and cash equivalents and restricted cash		$ 22,593	$ 36,339	$ 10,189
Charterer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage	[1]	31.00%	24.00%	41.00%
Charterer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage	[1]	20.00%	43.00%
Charterer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage	[1]	15.00%
Charterer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage	[1]		18.00%	27.00%
Charterers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Revenue percentage		66.00%	85.00%	68.00%

[1]	Tanker vessels segment